September 18, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:           Jackson National Separate Account IV
File Nos. 333-108433 and 811-09933

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the forms of the prospectus supplements that would have been filed under paragraph (c) do not differ from those contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

Please call me at (517) 367-3872 if you have any questions.

Yours truly,

/s/  FRANK J. JULIAN

Frank J. Julian
Assistant Vice President, Legal